SCHEDULE OF OPERATING LEASES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Recognition of Right to use assets	$ 1,100,186	$ 1,233,033	$ 387,371
Lease 1 [Member]
Property, Plant and Equipment [Line Items]
Initial Lease Term	December 2017 to December 2021	January 2021 to December 2021
Renewal Lease Term	January 2021 to December 2024
Recognition of Right to use assets		$ 977,220		$ 534,140
Incremental Borrowing Rate	10.00%	10.00%
New Initial Lease Term		January 2022 to December 2026
New Renewal Lease Term		January 2027 to December 2031
Lease 2 [Member]
Property, Plant and Equipment [Line Items]
Initial Lease Term	November 2018 to November 2023	November 2018 to November 2023
Renewal Lease Term	November 2023 to November 2028	November 2023 to November 2028
Recognition of Right to use assets				$ 313,301
Incremental Borrowing Rate	10.00%	10.00%
New Initial Lease Term
New Renewal Lease Term